As filed with the Securities and Exchange Commission on August 25, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.2%
4,000,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	4,070,721

Total Asset Backed Obligations (Cost $4,000,000)					4,070,721

Bank Loans - 11.9%
763,088	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.30%	#	11/22/2023	771,829
5,333,000	Allflex Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	8.16%	#	07/19/2021	5,391,876
3,000,000	Almonde, Inc., Secured 2nd Lien Term Loan	8.46%	#	06/16/2025	3,063,480
4,995,000	Almonde, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.74%	#	06/13/2024	5,001,518
2,000,000	Anchor Glass Container Corporation, Secured 2nd Lien Term Loan	8.81%	#	12/06/2024	2,040,000
5,972,858	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.80%	#	01/24/2022	6,046,265
2,000,000	Ascena Retail Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.63%	#	08/22/2022	1,688,750
8,900,000	Asurion LLC, Secured 2nd Lien Term Loan	8.73%	#	03/03/2021	8,955,625
1,450,000	Avantor Performance Materials Holdings LLC, Guaranteed Secured 2nd Lien Term Loan	9.48%	#	03/10/2025	1,472,656
8,000,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	7.22%	#	03/24/2025	8,150,000
3,788,269	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	3,542,979
473,534	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	442,872
2,691,923	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit	1.20%	#	03/19/2021	2,490,028
2,746,495	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan	6.67%	#	03/19/2021	2,568,660
630,000	CH Holdings Corporation, Secured 2nd Lien Term Loan	8.48%	#	02/03/2025	647,719
900,000	Cologix, Inc., Secured 2nd Lien Term Loan	8.22%	#	03/20/2025	908,253
2,140,000	Colorado Buyer, Inc., Guaranteed Secured 2nd Lien Term Loan	8.42%	#	05/01/2025	2,159,067
4,819,222	Compuware Corporation, Guaranteed Secured 2nd Lien Term Loan	9.55%	#	12/15/2022	4,867,414
2,900,000	CSM Bakery Supplies LLC, Secured 2nd Lien Term Loan	9.05%	#¥	07/02/2021	2,530,250
6,982,500	Cvent, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.23%	#	11/29/2023	6,995,592
1,097,350	Daseke, Inc., Guaranteed Senior Secured 1st Lien Term Loan	6.54%	#	02/27/2024	1,107,983
229,900	Daseke, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan	6.70%	#&	02/27/2024	232,128
3,911,909	EnergySolutions LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.98%	#	05/29/2020	3,946,138
5,911,414	Evergreen Skills, Senior Secured 1st Lien Term Loan	5.98%	#	04/28/2021	5,602,129
10,289,213	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.05%	#	03/28/2022	9,826,249
952,883	FullBeauty Brands Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.98%	#	10/14/2022	595,552
6,701,129	Gavilan Resources LLC, Secured 2nd Lien Term Loan	7.22%	#	03/01/2024	6,410,735
1,117,710	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.17%	#	05/02/2023	1,129,938
1,630,000	Greenway Health LLC, Guaranteed Senior Secured 1st Lien Term Loan	6.05%	#	02/16/2024	1,638,150
7,994,255	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.23%	#	06/16/2023	8,051,734
5,700,000	Healogics Inc., Secured 2nd Lien Term Loan	9.30%	#	07/01/2022	4,075,500
4,715,000	Hyland Software, Inc., Secured 2nd Lien Term Loan	7.75%	#	05/31/2025	4,800,459
5,000,000	Jazz Acquisition, Inc., Secured 2nd Lien Term Loan	8.05%	#	06/17/2022	4,793,750
3,989,975	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.39%	#	10/20/2023	3,979,162
4,500,000	Kronos, Inc., Secured 2nd Lien Term Loan	9.42%	#	11/01/2024	4,682,813
1,593,442	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	01/30/2024	1,556,140
98,551	Lightstone Holdco LLC, Senior Secured 1st Lien Term Loan, Tranche C	5.73%	#	01/30/2024	96,244
5,000,000	Lonestar Intermediate Super Holdings LLC, Senior Unsecured Term Loan (PIK 10.98%)	10.23%	#	08/31/2021	5,164,075
5,880,000	Longview Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	7.23%	#	04/13/2021	4,189,500
2,400,000	LSF9 Atlantis Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.23%	#	05/01/2023	2,427,504
3,590,000	Masergy Communications, Inc., Secured 2nd Lien Term Loan	9.80%	#	12/16/2024	3,634,875
2,600,000	MHVC Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	6.48%	#	04/29/2024	2,632,500
6,000,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.67%	#	10/11/2021	6,063,750
2,615,000	National Vision, Inc., Secured 2nd Lien Term Loan	6.98%	#	03/11/2022	2,559,431
5,140,000	NBG Acquisition, Inc., Senior Secured 1st Lien Term Loan	6.91%	#	04/12/2024	5,114,300
5,850,000	NVA Holdings, Inc., Secured 2nd Lien Term Loan	8.30%	#	08/12/2022	5,915,813
3,000,000	Optiv Security, Inc., Secured 2nd Lien Term Loan	8.44%	#	02/01/2025	2,943,750
3,095,000	P2 Upstream Acquisition Company, Guaranteed Secured 2nd Lien Term Loan	9.18%	#¥	04/30/2021	2,977,653
5,079,341	PGX Holdings, Inc., Senior Secured 1st Lien Term Loan	6.48%	#	09/29/2020	5,087,544
390,000	Pike Corporation, Guaranteed Secured 2nd Lien Term Loan	9.23%	#	09/10/2024	396,825
6,200,000	Piscine US Acquisition LLC, Guaranteed Secured 2nd Lien Term Loan	10.30%	#	12/20/2024	6,277,500
7,092,667	Polycom, Inc., Senior Secured 1st Lien Term Loan	6.48%	#	09/27/2023	7,192,425
3,880,800	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	5.73%	#	10/20/2022	3,906,277
500,000	Press Ganey Holdings, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.48%	#	10/21/2024	512,500
2,800,000	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B	8.42%	#	10/03/2022	2,793,000
5,909,091	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.48%	#¥	12/17/2021	5,904,186
2,900,000	RentPath LLC, Secured 2nd Lien Term Loan, Tranche B	10.23%	#¥	12/16/2022	2,793,672
3,235,725	Rhode Island State Energy Partners, Senior Secured 1st Lien Term Loan, Tranche B	5.98%	#	12/16/2022	3,187,189
7,580,000	Sedgwick, Inc., Guaranteed Secured 2nd Lien Term Loan	6.98%	#¥	02/28/2022	7,636,850
2,500,000	SESAC Holdco II LLC, Secured 2nd Lien Term Loan	8.37%	#	02/24/2025	2,504,688
7,032,645	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.95%	#	07/29/2022	7,060,775
1,500,701	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.48%	#	03/03/2023	1,507,551
3,950,000	SRS Distribution, Inc., Secured 2 Lien Term Loan	9.98%	#	02/24/2023	4,058,625
994,859	Stena International, Guaranteed Senior Secured 1st Lien, Tranche B	4.30%	#	03/03/2021	865,940
4,795,000	Summit Midstream Partners Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	7.23%	#	05/13/2022	4,860,931
812,625	Tekni-Plex, Inc., Secured 2nd Lien Term Loan	8.98%	#	06/01/2023	814,657
3,820,000	TKC Holdings, Secured 2nd Lien Term Loan	9.13%	#	02/01/2024	3,835,910
1,190,000	UOS LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.80%	#	04/18/2023	1,212,313
4,840,000	US Renal Care, Inc., Senior Secured 2nd Lien Term Loan	9.30%	#	12/29/2023	4,579,850
1,167,309	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.73%	#	02/13/2023	1,178,743
2,672,981	Wand Intermediate LP, Secured 2nd Lien Term Loan	8.33%	#¥	09/19/2022	2,693,028
1,650,859	WASH Multifamily Laundry Systems LLC, Secured 2nd Lien Term Loan	8.23%	#	05/15/2023	1,650,859
289,141	WASH Multifamily Laundry Systems LLC, Secured 2nd Lien Term Loan	8.23%	#	05/15/2023	289,141

Total Bank Loans (Cost $258,234,771)					258,683,767

Collateralized Loan Obligations - 9.9%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2	5.41%	#^	07/15/2026	2,010,140
6,000,000	Adams Mill Ltd., Series 2014-1A-E2	7.41%	#^	07/15/2026	6,071,443
1,000,000	ALM LLC, Series 2016-19A-C	5.51%	#^	07/15/2028	1,017,281
5,000,000	ALM LLC, Series 2016-19A-D	8.51%	#^	07/15/2028	5,077,987
1,750,000	Apidos Ltd., Series 2013-14A-E	5.56%	#^	04/15/2025	1,724,466
1,000,000	Apidos Ltd., Series 2014-18A-E	7.15%	#^	07/22/2026	931,715
4,500,000	Atrium Corporation, Series 12A-E	7.10%	#^	10/22/2026	4,512,585
2,250,000	Babson Ltd., Series 2015-2A-E	6.71%	#^	07/20/2027	2,233,107
2,827,890	Babson Ltd., Series 2016-2A-E	8.06%	#^	07/20/2028	2,865,059
4,000,000	Barings Ltd., Series 2016-3A-D	8.41%	#^	01/15/2028	4,078,631
500,000	Birchwood Park Ltd., Series 2014-1A-E2	7.56%	#^	07/15/2026	501,183
740,000	BlueMountain Ltd., Series 2012-1A-E	6.66%	#^	07/20/2023	743,687
8,000,000	BlueMountain Ltd., Series 2012-2A-ER	8.27%	#^	11/20/2028	8,144,859
1,500,000	BlueMountain Ltd., Series 2015-2A-F	7.96%	#^	07/18/2027	1,398,788
3,000,000	BlueMountain Ltd., Series 2016-2A-D	8.17%	#^	08/20/2028	3,086,814
5,000,000	Bristol Park Ltd., Series 2016-1A-E	8.41%	#^	04/15/2029	5,059,079
4,500,000	Brookside Mill Ltd., Series 2013-1A-D	4.21%	#^	04/17/2025	4,420,028
8,050,000	Canyon Capital Ltd., Series 2015-1A-ER	8.01%	#^	04/15/2029	8,083,494
1,000,000	Canyon Capital Ltd., Series 2016-2A-E	7.91%	#^	10/15/2028	1,004,001
2,000,000	Carlyle Global Market Strategies Ltd., Series 2016-4A-D	8.06%	#^	10/20/2027	2,038,819
3,450,000	Cent Ltd., Series 2013-18A-D	4.60%	#^	07/23/2025	3,445,847
8,500,000	Cent Ltd., Series 2013-18A-E	5.75%	#^	07/23/2025	8,220,910
5,000,000	Galaxy Ltd., Series 2014-18A-E2	7.46%	#^	10/15/2026	5,075,474
10,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-E1	7.16%	#^	07/20/2027	10,148,993
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.67%	#^	04/28/2025	994,329
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	6.17%	#^	04/28/2025	945,602
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E	6.92%	#^	04/28/2025	872,716
3,500,000	LCM LP, Series 14A-E	5.81%	#^	07/15/2025	3,491,681
3,500,000	LCM LP, Series 14A-F	6.31%	#^	07/15/2025	3,306,966
7,000,000	LCM LP, Series 19A-E1	7.61%	#^	07/15/2027	7,036,512
10,022,500	Madison Park Funding Ltd., Series 2015-18A-E2	7.51%	#^	10/21/2026	10,146,402
1,500,000	Madison Park Funding Ltd., Series 2016-22A-E	7.81%	#^	10/25/2029	1,519,801
10,000,000	Magnetite Ltd., Series 2012-7A-DR	8.16%	#^	01/15/2025	10,156,787
7,500,000	Magnetite Ltd., Series 2015-16A-E	7.51%	#^	01/18/2028	7,596,114
5,250,000	North End Ltd., Series 2013-1A-D	4.66%	#^	07/17/2025	5,253,281
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR	8.31%	#^	07/15/2029	4,994,297
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	4.51%	#^	07/17/2025	2,001,168
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	5.66%	#^	07/17/2025	9,393,037
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER	0.00%	#^	07/19/2030	5,460,000
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.78%	#^	11/14/2026	2,038,552
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D	7.45%	#^	03/17/2030	3,960,337
2,000,000	TCI-Cent Ltd., Series 2017-1A-D	0.00%	#^	07/25/2030	1,960,000
2,000,000	THL Credit Wind River Ltd., Series 2015-2A-E	6.86%	#^	10/15/2027	2,000,087
5,000,000	THL Credit Wind River Ltd., Series 2017-1A-E	7.45%	#^	04/18/2029	4,980,454
5,900,000	Venture Ltd., Series 2015-22A-E	7.91%	#^	01/15/2028	5,902,322
4,500,000	Venture Ltd., Series 2012-12A-ER	7.40%	#^	02/28/2026	4,476,965
5,000,000	Venture Ltd., Series 2016-24A-E	7.88%	#^	10/20/2028	5,003,193
5,000,000	Venture Ltd., Series 2017-26A-E	7.84%	#^	01/20/2029	4,974,932
2,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	5.42%	#^	02/03/2025	2,002,609
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L	6.42%	#^	02/03/2025	1,250,106
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L	7.67%	#^	02/03/2025	1,486,651
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L	4.89%	#^	11/24/2025	3,258,083
2,500,000	Wind River Ltd., Series 2013-2A-D	4.76%	#^	01/18/2026	2,506,413
2,500,000	Wind River Ltd., Series 2013-2A-E	5.91%	#^	01/18/2026	2,421,142
2,000,000	Wind River Ltd., Series 2016-1A-D	5.81%	#^	07/15/2028	2,017,911

Total Collateralized Loan Obligations (Cost $211,485,499)					215,302,840

Foreign Corporate Bonds - 60.0%
5,241,638	ACI Airport Sudamerica S.A.	6.88%		11/29/2032	5,294,054
3,850,000	Aeropuerto Argentina S.A.	6.88%	^	02/01/2027	3,995,915
7,400,000	Aeropuertos Dominicanos Siglo S.A.	6.75%	^	03/30/2029	8,047,574
25,000,000	AES Andres B.V.	7.95%	^	05/11/2026	27,212,000
8,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	7,180,000
19,000,000	AES El Salvador Trust	6.75%		03/28/2023	17,052,500
30,000,000	Ajecorp B.V.	6.50%		05/14/2022	26,100,000
19,964,000	Alfa S.A.B. de C.V.	6.88%		03/25/2044	21,860,580
90,828	Autopistas del Nordeste Ltd.	9.39%		04/15/2024	93,780
4,800,000	Autopistas del Sol S.A.	7.38%	^	12/30/2030	4,986,000
13,000,000	Avianca Holdings S.A.	8.38%		05/10/2020	13,032,500
27,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	27,067,500
1,160,000	Banco de Galicia y Buenos Aires S.A.	8.25%	#	07/19/2026	1,310,800
26,428,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	27,738,565
572,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	600,365
40,000,000	Banco do Brasil S.A.	9.25%	#†	04/15/2023	41,504,000
6,350,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	6,461,125
14,800,000	Banco GNB Sudameris S.A.	6.50%	#^	04/03/2027	15,318,000
15,000,000	Banco Macro S.A.	6.75%	#^	11/04/2026	15,675,000
10,000,000	Banco Macro S.A.	6.75%	#	11/04/2026	10,450,000
5,000,000	Banco Mercantil de Norte	7.63%	#†^	10/06/2030	5,186,500
24,000,000	Banco Mercantil del Norte S.A.	5.75%	#	10/04/2031	24,012,000
2,258,000	Bantrab Senior Trust	9.00%		11/14/2020	2,210,441
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	9,789,375
23,205,000	BR Malls International Finance Ltd.	8.50%	†	07/21/2017	23,297,820
19,000,000	Braskem Finance Ltd.	7.38%	†	07/10/2017	19,209,000
3,925,000	C10 Capital SPV Ltd.	6.01%	#†	08/14/2017	3,875,937
250,000	C5 Capital Ltd.	5.57%	#†	07/31/2017	232,500
9,046,000	Camelot Finance S.A.	7.88%	^	10/15/2024	9,769,680
15,500,000	Camposol S.A.	10.50%	^	07/15/2021	16,805,875
3,800,000	Capex S.A.	6.88%	^	05/15/2024	3,852,250
18,230,000	CFG Investment S.A.C.	9.75%	Ω	07/30/2019	17,227,350
3,500,000	Cia General de Combustibles S.A.	9.50%	^	11/07/2021	3,794,000
25,000,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	21,301,250
2,612,000	Colombia Telecomunicaciones S.A.	8.50%	#†	03/30/2020	2,723,010
32,000,000	Colombia Telecomunicaciones S.A.	8.50%	#^†	03/30/2020	33,360,000
7,600,000	Comision Federal de Electricidad	6.13%		06/16/2045	8,141,500
29,350,000	CorpGroup Banking S.A.	6.75%		03/15/2023	29,415,451
31,000,000	Cosan Overseas Ltd.	8.25%	†	08/05/2017	31,173,600
9,450,000	Coveris Holdings S.A.	7.88%	^	11/01/2019	9,355,500
12,500,000	Credito Real S.A.B. de C.V.	7.25%		07/20/2023	13,156,250
17,500,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	18,418,750
38,600,000	Digicel Ltd.	8.25%		09/30/2020	36,231,890
5,000,000	Digicel Ltd.	7.13%		04/01/2022	4,381,500
5,000,000	Digicel Ltd.	7.13%	^	04/01/2022	4,381,500
8,000,000	Ecopetrol S.A.	7.38%		09/18/2043	8,625,600
9,050,000	Ecopetrol S.A.	5.88%		05/28/2045	8,353,150
5,000,000	Eldorado International Finance GMBH	8.63%		06/16/2021	4,952,500
25,000,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	24,762,500
5,000,000	Far East Capital Ltd. S.A.	8.75%	Ω	05/02/2020	3,551,000
13,000,000	Far East Capital Ltd. S.A.	8.75%	^Ω	05/02/2020	9,232,600
7,800,000	Financiera Independencia S.A.B. de C.V.	7.50%	^	06/03/2019	8,082,750
10,200,000	Financiera Independencia S.A.B. de C.V.	7.50%		06/03/2019	10,569,750
9,765,000	GeoPark Latin America Ltd.	7.50%	^	02/11/2020	9,935,887
10,235,000	GeoPark Latin America Ltd.	7.50%		02/11/2020	10,414,113
5,149,000	GFL Environmental, Inc.	9.88%	^	02/01/2021	5,625,282
4,600,000	Grupo Cementos de Chihuahua S.A.B. de C.V.	5.25%	^	06/23/2024	4,701,200
10,000,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	8,525,000
3,000,000	Grupo Famsa S.A.B. de C.V.	7.25%		06/01/2020	2,557,500
12,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	11,193,000
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	13,377,000
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	26,975,000
4,000,000	Grupo Posadas S.A.B. de C.V.	7.88%		06/30/2022	4,150,000
4,550,000	Grupo Televisa SAB	5.00%		05/13/2045	4,405,312
28,000,000	GTL Trade Finance, Inc.	7.25%		04/16/2044	27,580,000
15,168,000	Inkia Energy Ltd.	8.38%		04/04/2021	15,751,968
5,622,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	5,838,447
15,000,000	Instituto Costarricense de Electricidad	6.38%	^	05/15/2043	13,468,950
11,800,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	10,595,574
3,530,000	Intelsat Jackson Holdings S.A.	7.25%		10/15/2020	3,353,500
9,770,000	Intelsat Jackson Holdings S.A.	9.75%	^	07/15/2025	9,782,212
12,300,000	JBS Investments GmbH	7.25%		04/03/2024	11,039,250
12,920,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	12,920,000
23,000,000	Magnesita Finance Ltd.	8.63%	†	07/31/2017	23,117,300
15,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	14,531,250
15,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	15,265,500
4,800,000	Mexichem S.A.B. de C.V.	5.88%		09/17/2044	4,831,200
17,500,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	18,243,750
13,168,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	13,727,640
3,000,000	Nitrogenmuvek Vegyipari Zrt	7.88%		05/21/2020	3,122,790
11,330,000	Noble Group Ltd.	8.75%		03/09/2022	4,530,839
29,000,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	1,595,000
4,784,000	OAS Financial Ltd.	8.88%	#†Ω	04/25/2018	263,120
10,000,000	Odebrecht Finance Ltd.	5.25%		06/27/2029	3,725,000
28,000,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	11,410,000
5,000,000	Odebrecht Finance Ltd.	7.50%	†	07/31/2017	2,290,500
10,000,000	Pampa Energia S.A.	7.50%	^	01/24/2027	10,451,800
15,200,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	13,870,000
4,800,000	Petra Diamonds PLC	7.25%	^	05/01/2022	4,924,548
25,000,000	Petrobras Argentina S.A.	7.38%	^	07/21/2023	26,434,250
25,000,000	Petrobras Global Finance B.V.	6.75%		01/27/2041	23,500,000
10,500,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	10,363,500
7,500,000	Sappi Papier Holding GmbH	7.50%		06/15/2032	7,650,000
21,119,000	Sappi Papier Holding GmbH	7.50%	^	06/15/2032	21,541,380
10,170,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	10,258,988
12,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	12,105,000
1,210,000	TAM Capital, Inc.	8.38%		06/03/2021	1,247,813
14,680,000	Telesat LLC	8.88%	^	11/15/2024	16,515,000
3,000,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	3,037,500
2,770,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	2,770,000
28,007,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	28,399,098
24,100,000	Unifin Financiera S.A.B. de C.V.	7.25%	^	09/27/2023	24,774,800
4,400,000	Unifin Financiera S.A.B. de C.V.	7.00%	^	01/15/2025	4,367,000
6,000,000	Vedanta Resources PLC	8.25%		06/07/2021	6,556,620
27,000,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	26,689,500
2,890,000	Weatherford International Ltd.	9.88%	^	02/15/2024	3,034,500

Total Foreign Corporate Bonds (Cost $1,327,086,344)					1,297,747,418

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 4.3%
9,400,000	Argentine Republic Government International Bond	7.13%		07/06/2036	9,338,900
25,000,000	Argentine Republic Government International Bond	7.63%		04/22/2046	25,662,500
25,000,000	Dominican Republic International Bond	6.85%		01/27/2045	26,750,000
30,000,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	31,134,000

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $87,168,282)					92,885,400

Municipal Bonds - 1.3%
45,000,000	Commonwealth of Puerto Rico General Obligation	8.00%	Ω	07/01/2035	27,450,000

Total Municipal Bonds (Cost $37,990,594)					27,450,000

Non-Agency Commercial Mortgage Backed Obligations - 13.0%
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	9,781,304
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.38%	#^I/O	10/10/2047	1,720,528
10,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	8,230,025
98,103,590	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.57%	#I/O	02/10/2048	7,960,174
6,465,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.72%	#^	10/15/2045	4,389,082
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	2,317,559
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	2,369,122
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^¥	08/10/2047	2,324,469
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^¥	08/10/2047	–
17,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-E	3.23%	^	05/10/2048	10,661,096
6,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-E	3.25%	^	10/10/2048	3,975,309
5,800,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-F	3.25%	^	10/10/2048	3,174,247
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.39%	#^I/O	10/10/2048	1,546,448
30,000,000	Great Wolf Trust, Series 2015-WFMZ-M	8.15%	#^	05/15/2032	30,814,419
17,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.52%	#^	04/10/2047	10,865,440
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.35%	#^I/O	04/10/2047	3,851,549
5,051,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.47%	#^	02/10/2048	4,013,262
3,438,065	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-C1-F	5.61%	#^	01/12/2037	3,422,204
1,427,860	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	1,426,847
3,760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5-E	4.00%	#^	08/15/2046	3,163,686
12,817,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-F	4.90%	#^	01/15/2049	9,224,164
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.12%	#^I/O	08/15/2046	2,866,078
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^	04/15/2047	10,455,153
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^	04/15/2047	4,209,230
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^¥	04/15/2047	7,804,172
11,900,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-E	3.90%	#^	08/15/2047	7,572,922
55,727,164	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.92%	#^I/O	08/15/2047	2,349,652
80,269,574	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.30%	#I/O	01/15/2048	4,286,275
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^	02/15/2048	6,950,865
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.68%	#^I/O	02/15/2048	2,341,545
1,099,457	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	6.10%	#	02/12/2039	1,097,966
850,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26X-E	4.56%	#	10/19/2048	585,385
8,150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-E	4.56%	#^	10/15/2048	5,584,364
14,085,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-E	4.22%	#^	03/10/2046	10,134,017
25,305,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.17%	#	02/15/2051	25,788,093
3,937,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.17%	#	02/15/2051	3,777,136
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^	08/15/2050	3,157,752
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.80%	#^I/O	08/15/2050	453,592
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.80%	#^ I/O	08/15/2050	1,015,675
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.37%	#^	06/15/2048	11,930,898
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.37%	#^	06/15/2048	4,476,470
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.37%	#^¥	06/15/2048	12,176,445
6,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-E	3.25%	^	09/15/2058	4,060,031
1,420,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-E	3.36%	^	09/15/2058	874,788
21,973,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^	03/15/2047	14,542,303
87,892,034	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.65%	#^I/O	03/15/2047	6,785,832

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $299,234,846)					280,507,573

Non-Agency Residential Collateralized Mortgage Obligations - 2.5%
30,000,000	CIM Trust, Series 2016-1RR-B2	12.32%	#^	07/26/2055	26,559,735
15,000,000	CIM Trust, Series 2016-2RR-B2	10.14%	# ^	02/27/2056	13,298,457
15,000,000	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	13,358,998
2,443,701	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	3.29%	#	03/20/2037	2,199,366

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $53,110,501)					55,416,556

US Corporate Bonds - 27.2%
5,195,000	Ahern Rentals, Inc.	7.38%	^	05/15/2023	4,285,875
6,555,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	6,243,637
12,775,000	Airxcel, Inc.	8.50%	^	02/15/2022	13,477,625
12,328,000	Alliance One International, Inc.	8.50%	^	04/15/2021	12,882,760
8,000,000	American Eagle Energy Corporation	11.00%	^Ω¥	09/01/2019	100,000
9,427,000	American Tire Distributors, Inc.	10.25%	^	03/01/2022	9,804,080
7,093,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	6,330,502
9,980,000	ASP AMC Merger Sub, Inc.	8.00%	^	05/15/2025	9,505,950
8,490,000	BCD Acquisition, Inc.	9.63%	^	09/15/2023	9,211,650
4,105,000	Beazer Homes USA, Inc.	8.75%		03/15/2022	4,587,337
12,390,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	12,916,575
1,000,000	Brand Energy & Infrastructure Services, Inc.	8.50%	^	07/15/2025	1,037,500
14,180,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	12,620,200
5,800,000	Cequel Communications Holdings LLC	7.75%	^	07/15/2025	6,438,000
12,835,000	CHS Community Health Systems, Inc.	8.00%		11/15/2019	12,947,306
2,935,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	3,074,999
6,000,000	CSC Holdings LLC	10.88%	^	10/15/2025	7,237,500
12,000,000	Deck Chassis Acquisition, Inc.	10.00%	^	06/15/2023	13,350,000
10,865,000	DJO Finance, LLC	8.13%	^	06/15/2021	10,158,775
19,130,000	Embarq Corporation	8.00%		06/01/2036	19,416,950
4,050,000	EMI Music Publishing Group North America Holdings, Inc.	7.63%	^	06/15/2024	4,515,750
7,375,000	Engility Corporation	8.88%		09/01/2024	8,038,750
14,665,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	15,324,925
1,785,000	EP Energy LLC	9.38%		05/01/2020	1,416,844
9,800,000	Exterran Energy Solutions LP	8.13%	^	05/01/2025	10,020,500
3,265,000	Foresight Energy LLC	11.50%	^	04/01/2023	3,069,100
6,170,000	Frontier Communications Corporation	8.50%		04/15/2020	6,501,637
4,200,000	Frontier Communications Corporation	11.00%		09/15/2025	3,916,500
6,000,000	FTS International, Inc.	8.75%	#^	06/15/2020	6,015,000
7,253,000	FTS International, Inc.	6.25%		05/01/2022	5,911,195
12,190,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	13,728,987
5,590,000	Grinding Media Canada, Inc.	7.38%	^	12/15/2023	6,093,100
9,260,000	GW Honos Security Corporation	8.75%	^	05/15/2025	9,711,425
19,320,000	Hexion, Inc.	10.38%	^	02/01/2022	19,223,400
4,415,000	Hexion, Inc.	13.75%	^	02/01/2022	3,907,275
5,759,000	Hillman Group, Inc.	6.38%	^	07/15/2022	5,557,435
12,940,000	Informatica LLC	7.13%	^	07/15/2023	13,235,291
11,450,000	inVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	12,480,500
3,240,000	Jacobs Entertainment, Inc.	7.88%	^	02/01/2024	3,523,500
2,450,000	JBS USA LUX SA / JBS USA Finance, Inc.	7.25%	^	06/01/2021	2,461,025
2,625,000	JBS USA LUX SA / JBS USA Finance, Inc.	7.25%	^	06/01/2021	2,636,813
10,053,000	Kindred Healthcare, Inc.	8.75%		01/15/2023	10,605,915
6,000,000	Latam Finance Ltd.	6.88%		04/11/2024	6,117,900
7,850,000	Legacy Reserves LP	6.63%		12/01/2021	5,141,750
3,600,000	MEG Energy Corporation	7.00%	^	03/31/2024	2,817,000
7,995,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	8,544,656
9,780,000	NGL Energy Finance Corporation	7.50%	^	11/01/2023	9,694,425
5,010,000	Noble Holding International Ltd.	7.75%		01/15/2024	3,979,493
6,340,000	NRG Energy, Inc.	7.25%		05/15/2026	6,593,600
10,150,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	9,820,125
9,514,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	10,037,270
6,800,000	PetSmart, Inc.	8.88%	^	06/01/2025	6,297,480
10,142,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	11,046,261
4,890,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	4,902,225
6,295,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	6,782,863
6,215,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	6,339,300
6,340,000	Sanchez Energy Corporation	7.75%		06/15/2021	5,769,400
596,000	Select Medical Corporation	6.38%		06/01/2021	615,370
8,340,000	Solera Finance, Inc.	10.50%	^	03/01/2024	9,622,275
11,552,000	Southern Graphics, Inc.	8.38%	^	10/15/2020	11,811,920
6,615,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	6,565,388
11,590,000	Surgery Center Holdings, Inc.	8.88%	^	04/15/2021	12,589,638
2,610,000	Surgery Center Holdings, Inc.	6.75%	^	07/01/2025	2,649,150
9,465,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	8,122,153
3,210,000	Team Health Holdings, Inc.	6.38%	^	02/01/2025	3,121,725
6,000,000	Tecnoglass, Inc.	8.20%		01/31/2022	6,322,500
5,195,000	Tenet Healthcare Corporation	8.13%		04/01/2022	5,532,675
5,530,000	Tenet Healthcare Corporation	6.75%		06/15/2023	5,543,825
1,750,000	THC Escrow Corporation	7.00%	^	08/01/2025	1,747,813
10,840,000	TI Group Automotice Systems LLC	8.75%	^	07/15/2023	11,517,500
3,000,000	TMS International Corporation	7.63%	^	10/15/2021	3,052,500
12,956,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	13,231,315
8,185,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	8,624,944
3,925,000	Viking Cruises Ltd.	6.25%	^	05/15/2025	3,974,063
9,120,000	Vizient, Inc.	10.38%	^	03/01/2024	10,510,800
15,965,000	Xerium Technologies, Inc.	9.50%		08/15/2021	17,002,725

Total US Corporate Bonds (Cost $584,325,255)					589,564,115

US Government / Agency Mortgage Backed Obligations - 6.4%
14,000,891	Federal Home Loan Mortgage Corporation, Series 3631-SJ	5.08%	#I/FI/O	02/15/2040	2,358,145
15,231,369	Federal Home Loan Mortgage Corporation, Series 3770-SP	5.34%	#I/FI/O	11/15/2040	1,554,352
35,336,222	Federal Home Loan Mortgage Corporation, Series 3980-SX	5.34%	#I/FI/O	01/15/2042	6,839,608
15,904,423	Federal Home Loan Mortgage Corporation, Series 4212-NS	4.01%	#I/F	06/15/2043	13,711,426
6,469,558	Federal National Mortgage Association, Series 2006-83-SH	5.34%	#I/FI/O	09/25/2036	1,173,197
12,829,130	Federal National Mortgage Association, Series 2007-22-S	5.53%	#I/FI/O	03/25/2037	2,387,728
27,393,908	Federal National Mortgage Association, Series 2010-123-SK	4.83%	#I/FI/O	11/25/2040	4,905,266
34,946,810	Federal National Mortgage Association, Series 2012-52-PS	5.36%	#I/FI/O	05/25/2042	6,554,879
21,621,450	Federal National Mortgage Association, Series 2013-55-US	4.18%	#I/F	06/25/2043	18,843,202
35,380,910	Federal National Mortgage Association, Series 2013-58-KS	4.10%	#I/F	06/25/2043	31,454,896
20,843,792	Federal National Mortgage Association, Series 2013-58-SC	4.18%	#I/F	06/25/2043	17,964,334
35,319,561	Federal National Mortgage Association, Series 2013-64-SH	4.18%	#I/F	06/25/2043	30,851,725

Total US Government / Agency Mortgage Backed Obligations (Cost $150,891,522)					138,598,758

Exchange Traded Funds and Common Stocks - 0.8%
341,555	Amplify Energy Corporation *				3,415,550
168,331	Energy Gulf Coast, Inc. *				3,125,909
295,568	Frontera Energy Corporation *				7,806,297
118,287	SandRidge Energy, Inc. *				2,035,719

Total Exchange Traded Funds and Common Stocks (Cost $74,845,545)					16,383,475

Warrants - 0.0%
52,363	Energy Gulf Coast, Inc., Expiration 12/30/2021, Strike Price $43.66 *				52,363

Total Warrants (Cost $1,072,485)					52,363

Short Term Investments - 4.4%
31,535,894	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		31,535,894
31,535,895	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		31,535,895
31,535,895	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		31,535,895

Total Short Term Investments (Cost $94,607,684)					94,607,684

Total Investments - 141.9% (Cost $3,184,053,328) ‡					3,071,270,670
Liabilities in Excess of Other Assets - (41.9)%					(906,868,257)

NET ASSETS - 100.0%					$2,164,402,413

#	Variable rate security. Rate disclosed as of June 30, 2017.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $1,531,205,287 or 70.7% of net assets.
†	Perpetual Maturity
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
¥	Illiquid security. At June 30, 2017, the value of these securities amounted to $46,940,725 or 2.2% of net assets.
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
◆	Seven-day yield as of June 30, 2017
‡	Under the Fund’s Revolving Credit and Security Agreement, the lenders, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lenders.
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
*	Non-income producing security
&	Unfunded or partially unfunded loan commitment. At June 30, 2017, the value of these securities amounted to $232,128 or 0.0% of net assets

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$3,200,398,550

Gross Tax Unrealized Appreciation	85,069,109
Gross Tax Unrealized Depreciation	(214,196,989)

Net Tax Unrealized Appreciation (Depreciation)	$(129,127,880)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	60.0%
US Corporate Bonds	27.2%
Non-Agency Commercial Mortgage Backed Obligations	13.0%
Bank Loans	11.9%
Collateralized Loan Obligations	9.9%
US Government / Agency Mortgage Backed Obligations	6.4%
Short Term Investments	4.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	4.3%
Non-Agency Residential Collateralized Mortgage Obligations	2.5%
Municipal Bonds	1.3%
Exchange Traded Funds and Common Stocks	0.8%
Asset Backed Obligations	0.2%
Warrants	0.0%	~
Other Assets and Liabilities	(41.9)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	13.0%
Collateralized Loan Obligations	9.9%
Consumer Products	8.9%
Oil & Gas	8.7%
Banking	7.4%
Telecommunications	7.0%
Finance	6.6%
US Government / Agency Mortgage Backed Obligations	6.4%
Utilities	6.2%
Technology	5.2%
Healthcare	4.5%
Transportation	4.5%
Short Term Investments	4.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	4.3%
Building and Development (including Steel/Metals)	4.2%
Chemicals/Plastics	3.8%
Media	3.6%
Non-Agency Residential Collateralized Mortgage Obligations	2.5%
Mining	2.5%
Construction	2.4%
Conglomerates	2.2%
Automotive	1.9%
Beverage and Tobacco	1.8%
Electronics/Electric	1.6%
Retailers (other than Food/Drug)	1.6%
Hotels/Motels/Inns and Casinos	1.6%
Insurance	1.5%
Energy	1.4%
Industrial Equipment	1.4%
Business Equipment and Services	1.4%
Pulp & Paper	1.3%
Municipal Bonds	1.3%
Pharmaceuticals	1.2%
Real Estate	1.2%
Financial Intermediaries	0.9%
Containers and Glass Products	0.7%
Leisure	0.6%
Health Care Providers & Services	0.5%
Commercial Services	0.4%
Food Products	0.4%
Environmental Control	0.3%
Airlines	0.3%
Asset Backed Obligations	0.2%
Household Durables	0.2%
Other Assets and Liabilities	(41.9)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	77.4%
Brazil	17.4%
Mexico	12.8%
Argentina	6.6%
Colombia	5.4%
Peru	4.4%
Dominican Republic	4.2%
Chile	2.3%
Jamaica	2.1%
Canada	1.8%
South Africa	1.4%
Costa Rica	1.3%
El Salvador	1.1%
Luxembourg	1.0%
Russia	0.6%
Guatemala	0.6%
India	0.3%
Cayman Islands	0.3%
United Kingdom	0.3%
Uruguay	0.2%
China	0.2%
Hungary	0.1%
Ireland	0.1%
Other Assets and Liabilities	(41.9)%

100.0%

~	Represents less than 0.05% of net assets

Summary of Fair Value Disclosure

June 30, 2017 (Unaudited)

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy. As of June 30, 2017, the Fund has no derivative instruments.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. As of June 30, 2017, the Fund had no outstanding reverse repurchase agreements.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20171:

Category
Investments in Securities
Level 1
Money Market Funds	$94,607,684
Exchange Traded Funds and Common Stocks	16,383,475

Total Level 1	110,991,159
Level 2
Foreign Corporate Bonds	1,297,747,418
US Corporate Bonds	589,464,115
Bank Loans	258,683,767
Collateralized Loan Obligations	215,302,840
US Government / Agency Mortgage Backed Obligations	138,598,758
Non-Agency Commercial Mortgage Backed Obligations	131,337,706
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	92,885,400
Non-Agency Residential Collateralized Mortgage Obligations	55,416,556
Municipal Bonds	27,450,000
Asset Backed Obligations	4,070,721
Warrants	52,363

Total Level 2	2,811,009,644
Level 3
Non-Agency Commercial Mortgage Backed Obligations	149,169,867
US Corporate Bonds	100,000

Total Level 3	149,269,867

Total	$3,071,270,670

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 9/30/2016	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Balance as of 6/30/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2017[3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$104,065,280	$-	$(4,835,593)	$2,761,691	$47,178,489	$-	$-	$-	$149,169,867	$(5,134,643)
U.S. Corporate Bonds	1,080,000	-	(980,000)	-	-	-	-	-	100,000	(980,000)
Bank Loans	468,943	(3,185,185)	2,918,011	-	-	(201,769)	-	-	-	-

Total	$105,614,223	$(3,185,185)	$(2,897,582)	$2,761,691	$47,178,489	$(201,769)	$-	$-	$149,269,867	$(6,114,643)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2017 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2017 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$149,169,867	Market Comparables	Yields	9.27% - 24.93%	Increase in yields would result in the decrease in the fair value of the security
U.S. Corporate Bonds	100,000	Market Comparables	Market Quotes	$1.25	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title)           /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       August 23, 2017

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                      August  23, 2017